Accumulated Other Comprehensive Income (Loss) - Net of tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss)
Beginning Balance	$ 63,457	$ 63,593
Ending Balance	70,515	63,457
Net unrealized (Loss) Gain on Available For Sale Securities
Accumulated Other Comprehensive Income (Loss)
Beginning Balance	(9,583)	(7,049)
Other comprehensive income (loss) before reclassification	5,042	(2,626)
Amounts reclassified from accumulated other comprehensive gain (loss)	(664)	92
Net current -period other comprehensive income (loss)	4,378	(2,534)
Ending Balance	(5,205)	(9,583)
Defined Benefit Plan
Accumulated Other Comprehensive Income (Loss)
Beginning Balance	(517)	(429)
Other comprehensive income (loss) before reclassification	441	(18)
Amounts reclassified from accumulated other comprehensive gain (loss)	(70)	(70)
Net current -period other comprehensive income (loss)	371	(88)
Ending Balance	(146)	(517)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
Beginning Balance	(10,100)	(7,478)
Other comprehensive income (loss) before reclassification	5,483	(2,644)
Amounts reclassified from accumulated other comprehensive gain (loss)	(734)	22
Net current -period other comprehensive income (loss)	4,749	(2,622)
Ending Balance	$ (5,351)	$ (10,100)